UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22436

EntrepreneurShares Series Trust
(Exact name of registrant as specified in charter)

470 Atlantic Avenue, Suit 400

Boston, MA 02210
(Address of principal executive offices) (Zip code)

Dr. Joel M. Shulman

470 Atlantic Avenue, Suite 400

Boston, MA 02210
(Name and address of agent for service)

800-287-9469

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: June 30, 2014

Item 1. Reports to Stockholders.

Annual Report
June 30, 2014

EntrepreneurShares Series Trust
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701

Milwaukee, WI 53201-0701

EntrepreneurShares Series Trust

Table of Contents

Shareholder Letter	3
Investment Highlights	5
Sector Allocation of Portfolio Investments	7
Expense Example	9
EntrepreneurShares Global Fund – Schedule of Investments	11
Entrepreneur US All Cap Fund – Schedule of Investments	21
Entrepreneur US Large Cap Fund – Schedule of Investments	29
Statement of Assets and Liabilities	31
Statement of Operations	32
Statement of Changes in Net Assets	33
Financial Highlights	34
Notes to Financial Statements	37
Report of Independent Registered Public Accounting Firm	45
Additional Information	46
2

EntrepreneurShares Series Trust

July 15, 2014

Dear Shareholders:

As we complete our third full fiscal year, we would like to extend our appreciation for your continuing support for investing in our vision. Our treatise on investments rests upon a conviction that entrepreneurial managers, as defined by our 15 attributes, will outperform non-entrepreneurial managers over an extended period of time. We diversify our holdings with investments in global capital markets (US, International and Emerging markets) that include different market capitalizations (Small-Cap, Mid-Cap and Large-Cap), both value stocks and growth stocks, high dividend yield stocks, and impact stocks. Our funds invest in all major industry sectors.

In our annual report, we reflect upon our past performance and look ahead to the future. Last year (2013), the markets ended the year much higher, with US equities in particular performing very well. Domestic large cap firms were among our strongest performers and emerging market companies were among our weakest. For the fiscal year (measured July 1 to June 30), we generated returns for our EntrepreneurShares Global Mutual Fund of 17.67%. Our Entrepreneur US All Cap Fund generated a return of 6.85% from its December 17, 2013 launch date through June 30, 2014. On June 30, 2014, we launched our new Entrepreneur US Large Cap Fund. This fund was launched on the last day of the fiscal year, so we look forward to discussing performance in future letters.

At the time of this writing, calendar year 2014 has been shaping up as a relatively flat year for investors with much less appreciation than last year. The first six months of calendar year 2014 have provided modest performance for US capital markets though remain generally positive for major benchmarks. Over the past 12-month period, our EntrepreneurShares Global Fund and Entrepreur US All Cap Fund have underperformed the MSCI The World Index and Russell 3000 Total Return Index benchmarks respectively. We have recently rebalanced our portfolios and continue to glean new information as to the best manner to invest in entrepreneurial companies.

The EntrepreneurShares Global Fund, the Entrepreneur US All Cap Fund, and the Entrepreneur US Large Cap Fund (each a “Fund”, together the “Funds”) tend to move in a consistent pattern relative to overall markets. Should the financial markets decline, our three Funds will likely follow this pattern. As of the timing of this letter (July 2014), global markets are experiencing tumult in the Middle East and Eastern Europe. As with any military disturbance, our enthusiasm and trepidation for future Fund performance rests with the direction of the overall market.

We believe that global equities continue to be priced at attractive levels and we believe we are positioned for a positive finish to the remainder of 2014. In particular, we believe that global equities offer an attractive alternative to fixed income securities and cash equivalent investments.

As an overall commentary, we continue to have confidence that savvy entrepreneurial managers will find a way to make their businesses grow in good conditions and survive in difficult ones. Entrepreneurs have economic incentive to help grow their profits and generate stock appreciation for themselves and other shareholders. This policy has held true in prior years and should remain true in the months and years ahead.

We look forward to sharing more updates with you in the future and assisting you with your portfolio management. Thank you again for your support.

Joel Shulman Ph.D., CFA
Chief Investment Officer
EntrepreneurShares

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-271-8811 /or visiting www.ershares.com.

Investors should consider carefully the investment objectives, risks, and charges and expenses before investing. For a full prospectus which contains this and other information about the funds offered by EntrepreneurShares, call 1-877-271-8811. Please read the full prospectus carefully before investing. Distributed by Rafferty Capital Markets, LLC.

The EntrepreneurShares Global Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Entrepreneur US All Cap Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility. The Entrepreneur US Large Cap Fund is exposed to common stock risk. Common stock prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions. Additional risks are detailed in the prospectus.

3

EntrepreneurShares Series Trust

The MSCI The World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The Russell 3000 Total Return Index measures performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. The S&P 500 Index is a diverse index that includes 500 American companies that represent over 70% of the total market capitalization of the U.S. stock market.

Diversification does not guarantee a profit or assure against a loss.

Opinions expressed are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

4

EntrepreneurShares Global Fund

Investment Highlights (Unaudited)

This chart assumes an initial gross investment of $10,000 made in the Institutional Class on November 11, 2010 (commencement of operations of the Fund). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total returns would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

MSCI The World Index - A free float-adjusted market capitalization weighted index that is designed to measure the equity performance of developed market. Returns assume the reinvestments of all dividends.

Total Annualized Returns for the period ended June 30, 2014

		Since Inception
	1-Year	(11/11/10)
EntrepreneurShares Global Fund – Institutional Class	17.67%	9.81%
MSCI The World Index	24.71%	12.70%

5

Entrepreneur US All Cap Fund

Investment Highlights (Unaudited)

This chart assumes an initial gross investment of $10,000 made in the Institutional Class on December 17, 2013 (commencement of operations of the Fund). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total returns would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

Russell 3000 Total Return Index – Measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Returns include the reinvestment of all dividends.

Total Returns for the period ended June 30, 2014 (Not Annualized)

Since Inception
(12/17/13)
Entrepreneur US All Cap Fund – Institutional Class	6.85%
Russell 3000 Total Return Index	11.06%

Entrepreneur US Large Cap Fund

Because the Entrepreneur US Large Cap Fund has only one day of operations, performance information for this fund is not applicable.

6

EntrepreneurShares Series Trust

SECTOR ALLOCATION OF PORTFOLIO INVESTMENTS
Percentages are stated as a percentage of total investments (Unaudited)
June 30, 2014

Entrepreneur US All Cap Fund

Administrative and Support and Waste Management and Remediation Services 4.9%
Real Estate and Rental and Leasing 3.5%
Transportation and Warehousing 2.6%
Arts, Entertainment and Recreation 2.0%
Construction 1.8%
Utilities 1.5%
Other Services (except Public Administration) 1.2%
Money Market Fund 0.6%
Healthcare and Social Assistance 0.4%
Wholesale Trade 0.4%
Computer and Electronic Manufacturing 0.3%
Agriculture, Forestry, Fishing and Hunting 0.1%
Educational Services 0.1%
Management of Companies and Enterprises 0.1%
Manufacturing 30.8%
Finance and Insurance 12.3%
Information 12.1%
Professional, Scientific, and Technical Services 7.4%
Retail Trade 6.9%
Accomodation and Food Services 5.6%
Mining, Quarrying, and Oil and Gas Extraction 5.4%

7

EntrepreneurShares Series Trust

SECTOR ALLOCATION OF PORTFOLIO INVESTMENTS (Continued)

Percentages are stated as a percentage of total investments (Unaudited)

June 30, 2014

8

EntrepreneurShares Series Trust

EXPENSE EXAMPLE (Unaudited)

June 30, 2014

As a shareholder of The EntrepreneurShares Global Fund and The Entrepreneur US All Cap Fund (the “Funds”), you incur two types of costs: (1) transaction costs, including redemption fees on shares held less than 5 business days; and (2) ongoing costs, including investment advisory fees, distribution and/or shareholder servicing fees, and other expenses for the Funds, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire six-month period from January 1, 2014 to June 30, 2014 for the EntrepreneurShares Global Fund and the Entrepreneur US All Cap Fund.

ACTUAL EXPENSES

The first line of each table below provides information about actual account values and actual expenses. However, the tables do not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Funds’ transfer agent. To the extent that the Fund invests in other investment companies as part of their investment strategy, you will indirectly bear your proportional share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to expenses of the Funds. These expenses are not included in the following example. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each table below provides information about hypothetical account values and hypothetical expense based on the actual expense ratios for each share class of the Funds and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

9

EntrepreneurShares Series Trust

EXPENSE EXAMPLE (Unaudited)

June 30, 2014 (Continued)

EntrepreneurShares Global Fund – Institutional Class

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 – June 30, 2014
Actual	$1,000.00	$997.00	$8.42
Hypothetical (5% annual return before expenses)	1,000.00	1,016.36	8.50

* Expenses are equal to the Fund’s annualized expense ratio (including extraordinary expenses) of 1.70%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the half-year period.

Entrepreneur US All Cap Fund – Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	January 1, 2014	June 30, 2014	January 1, 2014 – June 30, 2014
Actual	$1,000.00	$1,022.00	$4.26
Hypothetical (5% annual return before expenses)	1,000.00	1,020.58	4.26

* Expenses are equal to the Fund’s annualized expense ratio (including extraordinary expenses) of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Entrepreneur US Large Cap Fund

Because the Entrepreneur US Large Cap Fund has one day of operating history, the Expense Example is not included for this fund.

10

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS
June 30, 2014

Shares		Fair Value
	COMMON STOCKS - 87.79%
	Accommodation - 0.27%
2,856	Extended Stay America, Inc.	$66,145
	Administrative and Support Services - 4.86%
667	Angie's List, Inc. (a)	7,964
410	EnerNOC, Inc. (a)	7,770
395	FireEye, Inc. (a)	16,017
4,100	Flight Centre Travel Group Ltd. (b)	171,848
484	Liquidity Services, Inc. (a)	7,628
4,102	Portfolio Recovery Associates, Inc. (a)	244,192
27,000	Seek Ltd. (b)	403,536
55,000	The Warehouse Group Ltd. (b)	149,281
1,639	TripAdvisor, Inc. (a)(b)	178,094
		1,186,330
	Ambulatory Health Care Services - 0.07%
254	Bio-Reference Labs, Inc. (a)	7,676
382	LHC Group, Inc. (a)	8,163
		15,839
	Amusement, Gambling, and Recreation Industries - 1.38%
2,059	Las Vegas Sands Corp.	156,937
871	Wynn Resorts Ltd.	180,785
		337,722
	Apparel Manufacturing - 0.83%
1,000	Lululemon Athletica, Inc. (a)	40,480
420	Perry Ellis International, Inc. (a)	7,325
2,512	Under Armour, Inc. (a)	149,439
215	Zumiez, Inc. (a)	5,932
		203,176
	Broadcasting (except Internet) - 1.16%
25,000	CTC Media, Inc. (b)	275,250
1,365	Entravision Communications Corp.	8,490
		283,740
	Building Material and Garden Equipment and Supplies Dealers - 0.70%
2,250	Lumber Liquidators Holdings, Inc. (a)	170,887
	Chemical Manufacturing - 6.61%
165	Abaxis, Inc.	7,311
181	Agios Pharmaceuticals, Inc. (a)	8,293
1,716	Alexion Pharmaceuticals, Inc. (a)	268,125
2,865	Corcept Therapeutics, Inc. (a)	8,022
2,600	CTI BioPharma Corp. (a)	7,306
915	Dyax Corp. (a)	8,784
338	Emergent Biosolutions, Inc. (a)	7,591
667	GenMark Diagnostics, Inc. (a)	9,025
2,077	Immunomedics, Inc. (a)	7,581
66,000	Indorama Ventures PCL (b)	56,432
308	Insys Therapeutics, Inc. (a)	9,619
218	KYTHERA Biopharmaceuticals, Inc. (a)	8,365

See Notes to Financial Statements

11

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2014

Shares		Fair Value
190	LSB Industries, Inc. (a)	$7,917
574	Momenta Pharmaceuticals, Inc. (a)	6,934
9,043	Myriad Genetics, Inc. (a)	351,953
354	NewLink Genetics Corp. (a)	9,399
1,494	Pain Therapeutics, Inc. (a)	8,590
822	POZEN, Inc.	6,847
191	Receptos, Inc. (a)	8,137
593	Regeneron Pharmaceuticals, Inc. (a)	167,505
338	Sagent Pharmaceuticals, Inc. (a)	8,741
3,681	Seattle Genetics, Inc. (a)	140,798
484	Stemline Therapeutics, Inc. (a)	7,100
804	Supernus Pharmaceuticals, Inc. (a)	8,804
1,812	Synta Pharmaceuticals Corp. (a)	7,411
273	TESARO, Inc. (a)	8,493
2,402	United Therapeutics Corp. (a)	212,553
2,838	USANA Health Sciences, Inc. (a)(b)	221,761
795	Verastem, Inc. (a)	7,203
739	Xencor, Inc. (a)	8,587
1,674	XOMA Corp. (a)	7,684
		1,612,871
	Clothing and Clothing Accessories Stores - 2.56%
800	LVMH Moet Hennessy Louis Vuitton SA (b)	154,238
15,000	SuperGroup PLC (a)(b)	271,084
5,896	Urban Outfitters, Inc. (a)	199,639
		624,961
	Computer and Electronic Product Manufacturing - 8.06%
401	Advanced Energy Industries, Inc. (a)	7,719
874	Ambarella, Inc. (a)(b)	27,251
9,000	Axis Communications AB (b)	262,664
172	Cabot Microelectronics Corp. (a)(b)	7,680
71	CSR PLC - ADR	2,854
338	Hollysys Automation Technologies Ltd. (a)(b)	8,278
2,975	IPG Photonics Corp. (a)	204,680
5,702	Ituran Location and Control Ltd. (b)	138,958
640	Ixia (a)	7,315
779	IXYS Corp. (b)	9,597
2,295	Kopin Corp. (a)	7,482
822	MaxLinear, Inc. (a)	8,278
1,024	Micrel, Inc.	11,551
2,543	Microchip Technology, Inc.	124,124
5,000	Mindray Medical International Ltd. - ADR	157,500
392	Montage Technology Group Ltd. (a)(b)	8,110
308	Natus Medical, Inc. (a)	7,743
2,000	Nidec Corp. (b)	122,719
328	Nimble Storage, Inc. (a)	10,076
1,484	OmniVision Technologies, Inc. (a)(b)	32,618
8,000	Parrot SA (a)(b)	204,300

See Notes to Financial Statements

12

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2014

Shares		Fair Value
392	PDF Solutions, Inc. (a)	$8,318
1,234	PLX Technology, Inc. (a)	7,984
1,933	QUALCOMM, Inc. (b)	153,094
604	RealD, Inc. (a)	7,707
1,766	SanDisk Corp. (b)	184,423
1,001	Skullcandy, Inc. (a)	7,257
338	Super Micro Computer, Inc. (a)	8,541
308	Ultratech, Inc. (a)	6,831
6,553	Universal Display Corp. (a)	210,351
		1,966,003
	Construction of Buildings - 1.46%
25,000	Africa Israel Investments Ltd. (a)(b)	51,282
16,000	Direcional Engenharia SA (b)	83,639
5,044	Meritage Homes Corp. (a)	212,907
291	William Lyon Homes (a)	8,858
		356,686
	Couriers and Messengers - 0.71%
1,139	FedEx Corp.	172,422
	Credit Intermediation and Related Activities - 1.96%
548	Bancorp, Inc. (a)	6,527
2,943	Capital One Financial Corp.	243,092
1,243	Credit Acceptance Corp. (a)	153,013
384	Customers Bancorp, Inc. (a)	7,684
410	Green Dot Corp. (a)	7,782
3,634	NewStar Financial, Inc. (a)	51,094
301	Tree.com, Inc. (a)	8,771
		477,963
	Data Processing, Hosting and Related Services - 0.60%
248	ExlService Holdings, Inc. (a)	7,303
4,162	Rackspace Hosting, Inc. (a)	140,093
		147,396
	Educational Services - 0.03%
136	Capella Education Co.	7,397
	Electrical Equipment, Appliance, and Component Manufacturing - 0.17%
3,739	Alpha & Omega Semiconductor Ltd. (a)(b)	34,661
548	Taser International, Inc. (a)	7,288
		41,949
	Electronics and Appliance Stores - 0.10%
1,201	PC Connection, Inc.	24,837
	Fabricated Metal Product Manufacturing - 0.03%
886	PGT, Inc. (a)	7,504
	Food and Beverage Stores - 0.45%
2,840	Whole Foods Market, Inc.	109,709
	Food Manufacturing - 3.49%
1,096	Ampio Pharmaceuticals, Inc. (a)	9,152
246	Annie's, Inc. (a)	8,320

See Notes to Financial Statements

13

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2014

Shares		Fair Value
548	Boulder Brands, Inc. (a)	$7,771
150,000	Charoen Pokphand Foods PCL (b)	125,943
200,000	Golden Agri-Resources Ltd. (b)	89,021
1,813	J&J Snack Foods Corp.	170,639
10,000	MHP SA (b)	150,000
2,564	The Hain Celestial Group, Inc. (a)	227,529
1,519	TherapeudicsMD, Inc. (a)	6,714
22,500	Wilmar International Ltd. (b)	57,563
		852,652
	Food Services and Drinking Places - 3.13%
1,237	Panera Bread Co. (a)	185,340
4,906	Papa John's International, Inc.	207,965
2,778	Starbucks Corp.	214,962
5,712	Texas Roadhouse, Inc.	148,512
392	The Chefs' Warehouse, Inc. (a)	7,750
		764,529
	General Merchandise Stores - 2.23%
1,350	Costco Wholesale Corp.	155,466
2,839	Dollar Tree, Inc. (a)	154,612
12,500	SM Investments Corp. (b)	233,677
		543,755
	Health and Personal Care Stores - 0.55%
77,000	China Shineway Pharmaceutical Group Ltd. (b)	135,116
	Hospitals - 0.04%
318	Foundation Medicine, Inc. (a)	8,573
	Insurance Carriers and Related Activities - 0.65%
3,238	Molina Healthcare, Inc. (a)	144,512
274	National Interstate Corp.	7,677
102	The Navigators Group, Inc. (a)	6,839
		159,028
	Internet Publishing and Broadcasting and Web Search Portals - 0.39%
22,200	QSC AG (b)	95,542
	Leather and Allied Product Manufacturing - 0.44%
1,389	NIKE, Inc. (b)	107,717
	Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.03%
456	RPX Corp. (a)	8,094
	Machinery Manufacturing - 1.72%
2,529	3D Systems Corp. (a)	151,234
13,000	Fabrinet (a)(b)	267,800
		419,034
	Management of Companies and Enterprises - 0.03%
484	Tile Shop Holdings, Inc. (a)	7,400
	Merchant Wholesalers, Durable Goods - 0.06%
319	Chindex International, Inc. (a)	7,557

See Notes to Financial Statements

14

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2014

Shares		Fair Value
1,942	Liberator Medical Holdings, Inc.	$7,283
		14,840
	Merchant Wholesalers, Nondurable Goods - 1.64%
76,000	Chow Sang Sang Holdings International Ltd. (b)	190,236
1,200	Inditex SA (b)	184,691
721	Marrone Bio Innovations, Inc. (a)	8,378
36,000	Ports Design Ltd. (b)	16,257
		399,562
	Mining - 0.69%
40,797	Fortescue Metals Group Ltd. (b)	167,343
	Mining (except Oil and Gas) - 3.25%
10,000	Antofagasta PLC (b)	130,579
100,000	DMCI Holdings, Inc. (b)	169,531
7,022	Hi-Crush Partners LP	460,362
6,212	Kazakhmys PLC (a)(b)	32,329
		792,801
	Miscellaneous Manufacturing - 4.96%
1,350	BioMerieux (b)	145,481
2,500	Cochlear Ltd. (b)	145,450
3,750	Coloplast A/S (b)	339,128
848	CryoLife, Inc.	7,589
307	Exactech, Inc. (a)	7,746
8,367	Globus Medical, Inc. (a)	200,139
112	ICU Medical, Inc. (a)	6,811
12,000	Renishaw PLC (b)	340,293
712	Rockwell Medical, Inc. (a)	8,537
363	Vascular Solutions, Inc. (a)	8,055
		1,209,229
	Miscellaneous Store Retailers - 0.03%
488	Titan Machinery, Inc. (a)	8,032
	Motor Vehicle and Parts Dealers - 0.73%
6,641	Sonic Automotive, Inc.	177,182
	Nonmetallic Mineral Product Manufacturing - 0.03%
364	Globe Specialty Metals, Inc.	7,564
	Nonstore Retailers - 2.08%
2,860	eBay, Inc. (a)(b)	143,172
1,650	MercadoLibre, Inc. (b)	157,410
3,318	Sohu.com, Inc. (a)(b)	191,415
362	Zulily, Inc. (a)	14,824
		506,821
	Oil and Gas Extraction - 1.55%
62	Clayton Williams Evergy, Inc. (a)	8,517
684	Evolution Petroleum Corp.	7,490
5,460	Linn Energy LLC	176,631
501	Northern Oil and Gas, Inc. (a)	8,161
904	Resolute Energy Corp. (a)	7,811

See Notes to Financial Statements

15

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2014

Shares		Fair Value
10,312	W&T Offshore, Inc.	$168,807
		377,417
	Other Information Services - 2.88%
1,953	Facebook, Inc. (a)	131,417
148	Google, Inc. - Class A (a)	86,531
148	Google, Inc. - Class C (a)	85,142
2,947	IAC InterActive Corp.	204,021
649	Marchex, Inc.	7,801
401	Travelzoo, Inc. (a)	7,759
3,678	VeriSign, Inc. (a)(b)	179,523
		702,194
	Personal and Laundry Services - 1.21%
429	Carriage Services, Inc.	7,349
6,000	Natura Cosmeticos SA (b)	101,833
9,031	Service Corp. International	187,122
		296,304
	Plastics and Rubber Products Manufacturing - 0.03%
199	AEP Industries, Inc. (a)	6,939
	Primary Metal Manufacturing - 1.51%
25,000	Cia Siderurgica Nacional SA (b)	106,585
5,000	MMX Mineracao e Metalicos SA (a)(b)	4,639
7,500	Novolipetsk Steel OJSC (b)	105,375
8,403	Steel Dynamics, Inc.	150,834
		367,433
	Professional, Scientific, and Technical Services - 6.74%
437	Albany Molecular Research, Inc. (a)	8,792
1,096	Ameresco, Inc. (a)	7,705
493	Aratana Therapeutics, Inc. (a)	7,696
694	Black Diamond, Inc. (a)	7,787
2,920	Cerner Corp. (a)	150,614
364	ChannelAdvisor Corp. (a)	9,595
1,648	Demand Media, Inc. (a)	7,943
291	HealthStream, Inc. (a)	7,071
392	ICG Group, Inc. (a)	8,185
228	Insperity, Inc.	7,524
154	Intrexon Corp. (a)	3,870
5,000	JCDecaux SA (b)	186,567
271	JTH Holding, Inc. (a)	9,027
181	Karyopharm Therapeutics, Inc. (a)	8,426
1,336	Lionbridge Technologies, Inc. (a)	7,936
803	LivePerson, Inc. (a)	8,151
328	Mistras Group, Inc. (a)	8,043
3,833	NetScout Systems, Inc. (a)	169,955
1,267	Pacific Biosciences of California, Inc. (a)	7,830
5,088	PAREXEL International Corp. (a)(b)	268,850
15,000	Park24 Co. Ltd. (b)	272,741
604	Resources Connection, Inc.	7,918

See Notes to Financial Statements

16

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2014

Shares		Fair Value
217	Splunk, Inc. (a)	$12,007
485	Synchronoss Technologies, Inc. (a)	16,956
2,389	Syntel, Inc. (a)	205,358
676	The KEYW Holding Corp. (a)	8,497
704	VASCO Data Security International, Inc. (a)	8,166
144	Virtusa Corp. (a)	5,155
5,084	Vistaprint NV (a)(b)	205,699
		1,644,064
	Publishing Industries (except Internet) - 2.25%
214	Ellie Mae, Inc. (a)	6,662
1,024	Jive Software, Inc. (a)	8,714
704	Marin Software, Inc. (a)	8,286
1,737	Martha Stewart Living Omnimedia, Inc. (a)	8,164
683	Model N, Inc. (a)	7,547
3,882	Oracle Corp. (b)	157,337
54	Palo Alto Networks, Inc. (a)	4,528
4,332	Pegasystems, Inc.	91,492
221	Tableau Software, Inc. (a)	15,764
538	Tangoe, Inc. (a)	8,102
6,468	Twenty-First Century Fox, Inc	227,350
182	Veeva Systems, Inc. (a)	4,632
		548,578
	Real Estate - 1.10%
50,000	Hopewell Holdings Ltd. (b)	174,185
26,000	MRV Engenharia e Participacoes SA (b)	87,079
464	TRI Pointe Homes, Inc. (a)	7,294
		268,558
	Rental and Leasing Services - 1.10%
6,780	Air Lease Corp. (b)	261,573
338	CAI International, Inc. (a)	7,439
		269,012
	Scientific Instrument Manufacturing - 0.50%
6,300	Galapagos NV (a)(b)	122,325
	Securities, Commodity Contracts, and Other Financial Investments and Related
	Activities - 5.32%
4,190	Cohen & Steers, Inc.	181,762
3,652	Evercore Partners, Inc. (b)	210,501
25,049	Fortress Investment Group LLC	186,365
201	HCI Group, Inc.	8,161
723	Intercontinental Exchange, Inc.	136,575
3,500	Lundbergforetagen AB (b)	168,778
2,706	Morningstar, Inc.	194,318
750	Partners Group Holding AG (b)	205,007
127	Westwood Holdings Group, Inc.	7,625
		1,299,092

See Notes to Financial Statements

17

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2014

Shares		Fair Value
	Software & Services - 0.05%
406	Barracuda Networks, Inc. (a)	$12,594
	Specialty Trade Contractors - 0.29%
993	SolarCity Corp. (a)	70,106
	Support Activities for Agriculture and Forestry - 0.03%
1,006	Organovo Holdings, Inc. (a)	8,400
	Technology Hardware & Equipment - 0.03%
1,891	Violin Memory, Inc. (a)	8,377
	Telecommunications - 1.31%
450	IDT Corp.	7,839
493	Inteliquent, Inc.	6,838
1,759	Oplink Communications, Inc. (a)(b)	29,850
9,904	Ruckus Wireless, Inc. (a)	117,956
3,330	Ubiquiti Networks, Inc. (a)	150,483
1,969	Vonage Holdings Corp. (a)	7,384
		320,350
	Transportation Equipment Manufacturing - 1.33%
1,237	B/E Aerospace, Inc. (a)	114,410
2,215	Gentex Corp.	64,435
338	Tesla Motors, Inc. (a)	81,140
906	Triumph Group, Inc.	63,257
		323,242
	Truck Transportation - 0.20%
328	Celadon Group, Inc.	6,993
1,682	Swift Transportation Co. (a)	42,437
		49,430
	Utilities - 1.05%
6,786	ITC Holdings Corp.	247,553
731	Solazyme, Inc. (a)	8,611
		256,164
	Waste Management and Remediation Services - 0.50%
1,891	Clean Harbors, Inc. (a)	121,497
	Water Transportation - 0.63%
3,253	Hornbeck Offshore Services, Inc. (a)	152,631
	TOTAL COMMON STOCKS (Cost $18,127,374)	21,423,058
	REAL ESTATE INVESTMENT TRUSTS (REITs) - 2.03%
	Administrative and Support Services - 0.72%
4,902	The GEO Group, Inc.	175,148
	Funds, Trusts, and Other Financial Vehicles - 0.41%
3,451	RLJ Lodging Trust	99,699
	Real Estate - 0.90%
422	AmREIT, Inc.	7,723
712	Ashford Hospitality Trust, Inc.	8,216
6,753	DuPont Fabros Technology, Inc.	182,061
585	First Potomac Realty Trust	7,675
396	Getty Realty Corp.	7,556

See Notes to Financial Statements

18

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2014

Shares		Fair Value
814	Monmouth Real Estate Investment Corp.	$8,173
		221,404
	TOTAL REAL ESTATE INVESTMENT TRUST (REITs) (Cost $433,310)	496,251
	CLOSED-ENDED MUTUAL FUNDS - 0.69%
	Funds, Trusts, and Other Financial Vehicles - 0.69%
9,220	Ares Capital Corp.	164,669
243	Hercules Technology Growth Capital, Inc.	3,927
	TOTAL CLOSED-ENDED MUTUAL FUNDS (Cost $163,018)	168,596
	MONEY MARKET FUND - 8.78%
2,141,702	First American Treasury Obligations Fund - Class Z, 0.00% (c)	2,141,702
	TOTAL MONEY MARKET FUND (Cost $2,141,702)	2,141,702
	Total Investments (Cost $20,865,404) - 99.29%	24,229,607
	Other Assets in Excess of Liabilities - 0.71%	172,447
	TOTAL NET ASSETS - 100.00%	$24,402,054
	Percentages are stated as a percent of net assets.
	ADR - American Depository Receipt
	(a) Non-income producing security.
	(b) Global security, as defined in the Fund's Prospectus.
	(c) Variable rate security. The rate listed is as of June 30, 2014.

EntrepreneurShares Global Fund
Securities by Country of Risk
June 30, 2014

Country	Percent of Net Assets
United States	68.88%
Australia	3.64%
Great Britain	3.18%
France	2.83%
China	2.05%
Thailand	1.85%
Sweden	1.77%
Philippines	1.65%
Japan	1.62%
Brazil	1.57%
Hong Kong	1.56%
Russia	1.56%
Denmark	1.39%
Switzerland	0.84%
Israel	0.78%
Spain	0.76%

See Notes to Financial Statements

19

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Argentina	0.65%
Ukraine	0.61%
New Zealand	0.61%
Singapore	0.60%
Belgium	0.50%
Germany	0.39%
Total	99.29%

See Notes to Financial Statements

20

Entrepreneur US All Cap Fund

SCHEDULE OF INVESTMENTS
June 30, 2014

Shares		Fair Value
	COMMON STOCKS - 93.19%
	Accommodation - 1.09%
62,780	Extended Stay America, Inc.	$1,453,985
	Administrative and Support Services - 3.21%
13,933	Angie's List, Inc. (a)	166,360
8,590	EnerNOC, Inc. (a)	162,781
8,783	FireEye, Inc. (a)	356,151
10,116	Liquidity Services, Inc. (a)	159,428
30,900	Portfolio Recovery Associates, Inc. (a)	1,839,476
14,654	TripAdvisor, Inc. (a)	1,592,304
		4,276,500
	Ambulatory Health Care Services - 0.25%
5,398	Bio-Reference Labs, Inc. (a)	163,128
8,018	LHC Group, Inc. (a)	171,345
		334,473
	Amusement, Gambling, and Recreation Industries - 1.91%
15,508	Las Vegas Sands Corp.	1,182,020
6,564	Wynn Resorts Ltd.	1,362,424
		2,544,444
	Apparel Manufacturing - 1.06%
8,780	Perry Ellis International, Inc. (a)	153,123
18,920	Under Armour, Inc. (a)	1,125,551
4,833	Zumiez, Inc. (a)	133,342
		1,412,016
	Broadcasting (except Internet) - 0.13%
28,475	Entravision Communications Corp.	177,115
	Building Material and Garden Equipment and Supplies Dealers - 0.96%
16,947	Lumber Liquidators Holdings, Inc. (a)	1,287,125
	Chemical Manufacturing - 10.96%
3,523	Abaxis, Inc.	156,104
3,819	Agios Pharmaceuticals, Inc. (a)	174,987
12,926	Alexion Pharmaceuticals, Inc. (a)	2,019,688
59,735	Corcept Therapeutics, Inc. (a)	167,258
54,200	CTI BioPharma Corp. (a)	152,302
19,085	Dyax Corp. (a)	183,216
7,062	Emergent Biosolutions, Inc. (a)	158,613
13,933	GenMark Diagnostics, Inc. (a)	188,513
43,323	Immunomedics, Inc. (a)	158,129
6,492	Insys Therapeutics, Inc. (a)	202,745
4,582	KYTHERA Biopharmaceuticals, Inc. (a)	175,811
4,010	LSB Industries, Inc. (a)	167,097
12,026	Momenta Pharmaceuticals, Inc. (a)	145,274
68,114	Myriad Genetics, Inc. (a)	2,650,998
7,446	NewLink Genetics Corp. (a)	197,691
31,206	Pain Therapeutics, Inc. (a)	179,435
17,178	POZEN, Inc.	143,093
4,009	Receptos, Inc. (a)	170,783

See Notes to Financial Statements

21

Entrepreneur US All Cap Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2014

Shares		Fair Value
4,470	Regeneron Pharmaceuticals, Inc. (a)	$1,262,641
7,062	Sagent Pharmaceuticals, Inc. (a)	182,623
35,489	Seattle Genetics, Inc. (a)	1,357,454
10,116	Stemline Therapeutics, Inc. (a)	148,402
16,796	Supernus Pharmaceuticals, Inc. (a)	183,916
37,788	Synta Pharmaceuticals Corp. (a)	154,553
5,727	TESARO, Inc. (a)	178,167
18,091	United Therapeutics Corp. (a)	1,600,873
21,373	USANA Health Sciences, Inc. (a)	1,670,086
16,605	Verastem, Inc. (a)	150,441
15,461	Xencor, Inc. (a)	179,657
34,926	XOMA Corp. (a)	160,310
		14,620,860
	Clothing and Clothing Accessories Stores - 1.13%
44,407	Urban Outfitters, Inc. (a)	1,503,621
	Computer and Electronic Product Manufacturing - 7.77%
8,399	Advanced Energy Industries, Inc. (a)	161,681
2,414	Ambarella, Inc. (a)	75,269
3,625	Cabot Microelectronics Corp. (a)	161,856
7,062	Hollysys Automation Technologies Ltd. (a)	172,948
23,200	IPG Photonics Corp. (a)	1,596,161
13,360	Ixia (a)	152,705
13,216	IXYS Corp.	162,821
47,905	Kopin Corp. (a)	156,170
17,178	MaxLinear, Inc. (a)	172,982
21,376	Micrel, Inc.	241,121
19,157	Microchip Technology, Inc.	935,053
8,208	Montage Technology Group Ltd. (a)	169,824
6,492	Natus Medical, Inc. (a)	163,209
6,872	Nimble Storage, Inc. (a)	211,108
29,538	OmniVision Technologies, Inc. (a)	649,245
8,208	PDF Solutions, Inc. (a)	174,174
25,766	PLX Technology, Inc. (a)	166,706
15,604	QUALCOMM, Inc.	1,235,837
12,596	RealD, Inc. (a)	160,725
13,297	SanDisk Corp.	1,388,605
20,899	Skullcandy, Inc. (a)	151,518
7,062	Super Micro Computer, Inc. (a)	178,457
6,492	Ultratech, Inc. (a)	143,993
49,342	Universal Display Corp. (a)	1,583,878
		10,366,046
	Construction of Buildings - 1.34%
37,996	Meritage Homes Corp. (a)	$1,603,812
6,109	William Lyon Homes (a)	185,958
		1,789,770

See Notes to Financial Statements

22

Entrepreneur US All Cap Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2014

Shares		Fair Value
	Couriers and Messengers - 0.97%
8,581	FedEx Corp.	$1,298,992
	Credit Intermediation and Related Activities - 3.02%
11,452	Bancorp, Inc. (a)	136,393
22,167	Capital One Financial Corp.	1,830,995
9,365	Credit Acceptance Corp. (a)	1,152,831
8,016	Customers Bancorp, Inc. (a)	160,400
8,590	Green Dot Corp. (a)	163,038
28,644	NewStar Financial, Inc. (a)	402,735
6,299	Tree.com, Inc. (a)	183,553
		4,029,945
	Data Processing, Hosting and Related Services - 1.14%
5,699	ExlService Holdings, Inc. (a)	167,836
40,124	Rackspace Hosting, Inc. (a)	1,350,573
		1,518,409
	Educational Services - 0.12%
2,864	Capella Education Co.	155,773
	Electrical Equipment, Appliance, and Component Manufacturing - 0.37%
36,111	Alpha & Omega Semiconductor Ltd. (a)	334,749
11,452	Taser International, Inc. (a)	152,312
		487,061
	Electronics and Appliance Stores - 0.20%
13,092	PC Connection, Inc.	270,743
	Fabricated Metal Product Manufacturing - 0.12%
18,514	PGT, Inc. (a)	156,814
	Food and Beverage Stores - 0.62%
21,394	Whole Foods Market, Inc.	826,450
	Food Manufacturing - 2.75%
22,904	Ampio Pharmaceuticals, Inc. (a)	191,248
5,154	Annie's, Inc. (a)	174,308
11,452	Boulder Brands, Inc. (a)	162,389
13,658	J&J Snack Foods Corp.	1,285,491
19,312	The Hain Celestial Group, Inc. (a)	1,713,747
31,681	TherapeudicsMD, Inc. (a)	140,030
		3,667,213
	Food Services and Drinking Places - 4.39%
9,320	Panera Bread Co. (a)	1,396,416
36,956	Papa John's International, Inc.	1,566,565
20,926	Starbucks Corp.	1,619,253
43,026	Texas Roadhouse, Inc.	1,118,676
8,208	The Chefs' Warehouse, Inc. (a)	162,272
		5,863,182
	General Merchandise Stores - 1.75%
10,169	Costco Wholesale Corp.	$1,171,061
21,387	Dollar Tree, Inc. (a)	1,164,736
		2,335,797

See Notes to Financial Statements

23

Entrepreneur US All Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Fair Value
	Hospitals - 0.14%
6,682	Foundation Medicine, Inc. (a)	$180,146
	Insurance Carriers and Related Activities - 1.07%
24,390	Molina Healthcare, Inc. (a)	1,088,525
5,726	National Interstate Corp.	160,443
2,561	The Navigators Group, Inc. (a)	171,715
		1,420,683
	Leather and Allied Product Manufacturing - 0.61%
10,466	NIKE, Inc.	811,638
	Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.13%
9,544	RPX Corp. (a)	169,406
	Machinery Manufacturing - 0.87%
19,387	3D Systems Corp. (a)	1,159,343
	Management of Companies and Enterprises - 0.12%
10,116	Tile Shop Holdings, Inc. (a)	154,674
	Merchant Wholesalers, Durable Goods - 0.23%
6,681	Chindex International, Inc. (a)	158,273
40,558	Liberator Medical Holdings, Inc.	152,093
		310,366
	Merchant Wholesalers, Nondurable Goods - 0.13%
15,079	Marrone Bio Innovations, Inc. (a)	175,218
	Mining (except Oil and Gas) - 2.60%
52,895	Hi-Crush Partners LP	3,467,796
	Miscellaneous Manufacturing - 1.75%
17,752	CryoLife, Inc.	158,880
6,493	Exactech, Inc. (a)	163,818
63,025	Globus Medical, Inc. (a)	1,507,559
2,510	ICU Medical, Inc. (a)	152,633
14,888	Rockwell Medical, Inc. (a)	178,507
7,637	Vascular Solutions, Inc. (a)	169,465
		2,330,862
	Miscellaneous Store Retailers - 0.13%
10,478	Titan Machinery, Inc. (a)	172,468
	Motor Vehicle and Parts Dealers - 1.00%
50,021	Sonic Automotive, Inc.	1,334,560
	Nonmetallic Mineral Product Manufacturing - 0.12%
7,636	Globe Specialty Metals, Inc.	158,676
	Nonstore Retailers - 1.09%
22,595	eBay, Inc. (a)	1,131,106
8,024	Zulily, Inc. (a)	328,583
		1,459,689
	Oil and Gas Extraction - 2.73%
1,338	Clayton Williams Evergy, Inc. (a)	$183,801
14,316	Evolution Petroleum Corp.	156,760
52,215	Linn Energy LLC	1,689,156
10,499	Northern Oil and Gas, Inc. (a)	171,029

See Notes to Financial Statements

24

Entrepreneur US All Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Fair Value
18,896	Resolute Energy Corp. (a)	$163,261
77,670	W&T Offshore, Inc.	1,271,458
		3,635,465
	Other Information Services - 4.48%
14,965	Facebook, Inc. (a)	1,006,995
1,118	Google, Inc. - Class A (a)	653,661
1,118	Google, Inc. - Class C (a)	643,163
28,857	IAC InterActive Corp.	1,997,769
13,551	Marchex, Inc.	162,883
8,399	Travelzoo, Inc. (a)	162,521
27,701	VeriSign, Inc. (a)	1,352,085
		5,979,077
	Personal and Laundry Services - 1.17%
8,971	Carriage Services, Inc.	153,673
68,027	Service Corp. International	1,409,520
		1,563,193
	Plastics and Rubber Products Manufacturing - 0.11%
4,201	AEP Industries, Inc. (a)	146,489
	Primary Metal Manufacturing - 0.85%
63,291	Steel Dynamics, Inc.	1,136,073
	Professional, Scientific, and Technical Services - 7.29%
9,163	Albany Molecular Research, Inc. (a)	184,360
22,904	Ameresco, Inc. (a)	161,015
10,331	Aratana Therapeutics, Inc. (a)	161,267
14,506	Black Diamond, Inc. (a)	162,757
23,842	Cerner Corp. (a)	1,229,770
7,636	ChannelAdvisor Corp. (a)	201,285
34,352	Demand Media, Inc. (a)	165,577
6,109	HealthStream, Inc. (a)	148,449
8,208	ICG Group, Inc. (a)	171,383
4,772	Insperity, Inc.	157,476
3,246	Intrexon Corp. (a)	81,572
5,729	JTH Holding, Inc. (a)	190,833
3,819	Karyopharm Therapeutics, Inc. (a)	177,774
27,864	Lionbridge Technologies, Inc. (a)	165,512
16,797	LivePerson, Inc. (a)	170,490
6,872	Mistras Group, Inc. (a)	168,501
28,870	NetScout Systems, Inc. (a)	1,280,096
26,437	Pacific Biosciences of California, Inc. (a)	163,381
38,323	PAREXEL International Corp. (a)	2,024,987
12,596	Resources Connection, Inc.	165,134
4,675	Splunk, Inc. (a)	258,668
5,866	Synchronoss Technologies, Inc. (a)	205,075
16,775	Syntel, Inc. (a)	1,441,978
14,124	The KEYW Holding Corp. (a)	177,539
14,696	VASCO Data Security International, Inc. (a)	170,474

See Notes to Financial Statements

25

Entrepreneur US All Cap Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2014

Shares		Fair Value
4,118	Virtusa Corp. (a)	$147,424
		9,732,777
	Publishing Industries (except Internet) - 4.08%
5,615	Ellie Mae, Inc. (a)	174,795
21,376	Jive Software, Inc. (a)	181,910
14,696	Marin Software, Inc. (a)	172,972
36,263	Martha Stewart Living Omnimedia, Inc. (a)	170,436
14,311	Model N, Inc. (a)	158,137
31,557	Oracle Corp.	1,279,005
1,202	Palo Alto Networks, Inc. (a)	100,788
41,754	Pegasystems, Inc.	881,844
4,887	Tableau Software, Inc. (a)	348,590
11,262	Tangoe, Inc. (a)	169,606
48,721	Twenty-First Century Fox, Inc.	1,712,543
3,818	Veeva Systems, Inc. (a)	97,168
		5,447,794
	Real Estate - 0.11%
9,736	TRI Pointe Homes, Inc. (a)	153,050
	Rental and Leasing Services - 1.59%
51,069	Air Lease Corp.	1,970,241
7,062	CAI International, Inc. (a)	155,435
		2,125,676
	Securities, Commodity Contracts, and Other Financial Investments and Related
	Activities - 5.38%
31,562	Cohen & Steers, Inc.	1,369,160
27,506	Evercore Partners, Inc.	1,585,445
188,679	Fortress Investment Group LLC	1,403,772
3,678	HCI Group, Inc.	149,327
5,541	Intercontinental Exchange, Inc.	1,046,695
20,382	Morningstar, Inc.	1,463,631
2,753	Westwood Holdings Group, Inc.	165,290
		7,183,320
	Software & Services - 0.21%
9,030	Barracuda Networks, Inc. (a)	280,111
	Specialty Trade Contractors - 0.44%
8,397	SolarCity Corp. (a)	592,828
	Support Activities for Agriculture and Forestry - 0.13%
20,994	Organovo Holdings, Inc. (a)	175,300
	Technology Hardware & Equipment - 0.13%
39,417	Violin Memory, Inc. (a)	174,617
	Telecommunications - 2.16%
9,450	IDT Corp.	164,619
10,307	Inteliquent, Inc.	142,958
16,990	Oplink Communications, Inc. (a)	288,320
83,612	Ruckus Wireless, Inc. (a)	995,819
25,082	Ubiquiti Networks, Inc. (a)	1,133,456

See Notes to Financial Statements

26

Entrepreneur US All Cap Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2014

Shares		Fair Value
41,031	Vonage Holdings Corp. (a)	$153,866
		2,879,038
	Transportation Equipment Manufacturing - 3.22%
9,319	B/E Aerospace, Inc. (a)	861,914
49,000	Gentex Corp.	1,425,410
2,586	Tesla Motors, Inc. (a)	620,795
19,882	Triumph Group, Inc.	1,388,161
		4,296,280
	Truck Transportation - 0.78%
6,872	Celadon Group, Inc.	146,511
35,510	Swift Transportation Co. (a)	895,917
		1,042,428
	Utilities - 1.53%
51,108	ITC Holdings Corp.	1,864,420
15,269	Solazyme, Inc. (a)	179,869
		2,044,289
	Waste Management and Remediation Services - 0.69%
14,245	Clean Harbors, Inc. (a)	915,241
	Water Transportation - 0.86%
24,500	Hornbeck Offshore Services, Inc. (a)	1,149,540
	TOTAL COMMON STOCKS (Cost $115,527,022)	124,334,445
	REAL ESTATE INVESTMENT TRUSTS (REITs) - 4.28%
	Administrative and Support Services - 0.99%
36,923	The GEO Group, Inc.	1,319,259
	Funds, Trusts, and Other Financial Vehicles - 1.65%
76,084	RLJ Lodging Trust	2,198,066
	Real Estate - 1.64%
8,878	AmREIT, Inc.	162,467
14,888	Ashford Hospitality Trust, Inc.	171,808
50,869	DuPont Fabros Technology, Inc.	1,371,429
12,215	First Potomac Realty Trust	160,261
8,304	Getty Realty Corp.	158,440
16,986	Monmouth Real Estate Investment Corp.	170,539
		2,194,944
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $5,323,710)	5,712,269
	CLOSED-ENDED MUTUAL FUNDS - 1.05%
	Funds, Trusts, and Other Financial Vehicles - 1.05%
69,444	Ares Capital Corp.	1,240,270
10,269	Hercules Technology Growth Capital, Inc.	165,947
	TOTAL CLOSED-ENDED MUTUAL FUNDS (Cost $1,377,141)	1,406,217

See Notes to Financial Statements

27

Entrepreneur US All Cap Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2014

Shares		Fair Value
	MONEY MARKET FUND - 0.62%
824,045	Fidelity Institutional Money Market Funds - Class I, 0.04% (b)	824,045
	TOTAL MONEY MARKET FUND (Cost $824,045)	824,045
	Total Investments (Cost $123,051,918) - 99.14%	132,276,976
	Other Assets in Excess of Liabilities - 0.86%	1,145,489
	TOTAL NET ASSETS - 100.00%	$133,422,465
	Percentages are stated as a percent of net assets.
	(a) Non-income producing security.
	(b) Variable rate security. The rate listed is as of June 30, 2014.

See Notes to Financial Statements

28

Entrepreneur US All Cap Fund

SCHEDULE OF INVESTMENTS

June 30, 2014

Shares		Fair Value
	COMMON STOCKS - 96.96%
	Administrative and Support Services - 2.35%
16,230	TripAdvisor, Inc. (a)	$1,763,552
	Amusement, Gambling, and Recreation Industries - 4.62%
22,926	Las Vegas Sands Corp.	1,747,420
8,265	Wynn Resorts Ltd.	1,715,483
		3,462,903
	Apparel Manufacturing - 2.75%
34,670	Under Armour, Inc. (a)	2,062,518
	Chemical Manufacturing - 6.41%
10,178	Alexion Pharmaceuticals, Inc. (a)	1,590,312
5,672	Regeneron Pharmaceuticals, Inc. (a)	1,602,170
18,253	United Therapeutics Corp. (a)	1,615,208
		4,807,690
	Clothing and Clothing Accessories Stores - 2.32%
51,256	Urban Outfitters, Inc. (a)	1,735,528
	Computer and Electronic Product Manufacturing - 9.12%
29,479	IPG Photonics Corp. (a)	2,028,155
37,006	Microchip Technology, Inc.	1,806,263
19,950	QUALCOMM, Inc.	1,580,040
13,650	SanDisk Corp.	1,425,470
		6,839,928
	Couriers and Messengers - 2.77%
13,721	FedEx Corp.	2,077,085
	Credit Intermediation and Related Activities - 5.05%
25,380	Capital One Financial Corp.	2,096,388
13,712	Credit Acceptance Corp. (a)	1,687,947
		3,784,335
	Food and Beverage Stores - 1.81%
35,168	Whole Foods Market, Inc.	1,358,540
	Food Manufacturing - 2.54%
21,472	The Hain Celestial Group, Inc. (a)	1,905,425
	Food Services and Drinking Places - 4.59%
10,311	Panera Bread Co. (a)	1,544,897
24,491	Starbucks Corp.	1,895,114
		3,440,011
	General Merchandise Stores - 5.00%
15,827	Costco Wholesale Corp.	1,822,637
35,391	Dollar Tree, Inc. (a)	1,927,394
		3,750,031
	Leather and Allied Product Manufacturing - 2.53%
24,478	NIKE, Inc.	1,898,269
	Machinery Manufacturing - 1.97%
24,691	3D Systems Corp. (a)	1,476,522
	Nonstore Retailers - 2.13%
31,922	eBay, Inc. (a)	1,598,015
	Oil and Gas Extraction - 2.09%
48,533	Linn Energy LLC	1,570,043
	Other Information Services - 6.14%
19,060	Facebook, Inc. (a)	1,282,547

See Notes to Financial Statements

29

Entrepreneur US Large Cap Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2014

Shares		Fair Value
1,452	Google, Inc. - Class A (a)	$848,941
1,439	Google, Inc. - Class C (a)	827,828
33,704	VeriSign, Inc. (a)	1,645,092
		4,604,408
	Personal and Laundry Services - 2.75%
99,594	Service Corp. International	2,063,588
	Primary Metal Manufacturing - 2.46%
102,826	Steel Dynamics, Inc.	1,845,727
	Professional, Scientific, and Technical Services - 4.31%
29,214	Cerner Corp. (a)	1,506,858
20,107	Syntel, Inc. (a)	1,728,398
		3,235,256
	Publishing Industries (except Internet) - 4.74%
38,784	Oracle Corp.	1,571,916
56,383	Twenty-First Century Fox, Inc.	1,981,862
		3,553,778
	Rental and Leasing Services - 2.84%
55,197	Air Lease Corp.	2,129,500
	Securities, Commodity Contracts, and Other Financial Investments and
	Related Activities - 3.95%
7,058	Intercontinental Exchange, Inc.	1,333,256
22,672	Morningstar, Inc.	1,628,076
		2,961,332
	Telecommunications - 2.44%
40,519	Ubiquiti Networks, Inc. (a)	1,831,054
	Transportation Equipment Manufacturing - 3.82%
22,447	B/E Aerospace, Inc. (a)	2,076,123
3,294	Tesla Motors, Inc. (a)	790,758
		2,866,881
	Utilities - 2.60%
53,454	ITC Holdings Corp.	1,950,002
	Waste Management and Remediation Services - 2.86%
33,428	Clean Harbors, Inc. (a)	2,147,749
	TOTAL COMMON STOCKS (Cost $72,732,512)	72,719,670
	CLOSED-ENDED MUTUAL FUNDS - 2.43%
	Funds, Trusts, and Other Financial Vehicles - 2.43%
102,247	Ares Capital Corp.	1,826,131
	TOTAL CLOSED-ENDED MUTUAL FUNDS (Cost $1,826,131)	1,826,131
	Total Investments (Cost $74,558,643) - 99.39%	74,545,801
	Other Assets in Excess of Liabilities - 0.61%	454,769
	TOTAL NET ASSETS - 100.00%	$75,000,570
	Percentages are stated as a percent of net assets.
	(a) Non-income producing security.

See Notes to Financial Statements

30

EntrepreneurShares Series Trust

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2014

ASSETS:	Entrepreneur Shares Global Fund	Entrepreneur US All Cap Fund	Entrepreneur US Large Cap Fund
Investments, at fair value(1)	$24,229,607	$132,276,976	$74,545,801
Cash	2,071	—	—
Dividend and interest receivable	18,329	49,632	—
Receivable for investments sold	223,406	1,580,600	—
Receivable for purchase of shares of Fund	—	—	15,518,169
Other assets	9,743	12,099	—
Total Assets	24,483,156	133,919,307	90,063,970
LIABILITIES:
Payable for investments purchased	23,568	366,541	15,063,400
Payable to Investment Advisor	7,301	62,688	—
Payable to Trustees	5,145	4,655	—
Other accrued expenses	45,088	62,958	—
Total Liabilities	81,102	496,842	15,063,400
NET ASSETS	$24,402,054	$133,422,465	$75,000,570
NET ASSETS CONSIST OF:
Capital stock	$18,711,685	$124,941,518	$75,013,412
Unrealized appreciation (depreciation) on investments	3,364,283	9,225,058	(12,842)
Accumulated net investment income (loss)	—	(849)	—
Accumulated net realized gain (loss)	2,326,086	(743,262)	—
Total Net Assets	$24,402,054	$133,422,465	$75,000,570
NET ASSETS CONSIST OF:
Class Institutional Shares:
Net assets	$24,402,054	$133,422,465	$75,000,570
Shares outstanding	1,849,388	12,494,065	7,501,341
Net Asset Value, Offering and Redemption Price Per Share(2)
(Unlimited shares of no par value authorized)	$13.19	$10.68	$10.00
(1) Cost of investments	$20,865,404	$123,051,918	$74,558,643
(2) If applicable, redemption price per share may be reduced by a 2.00% redemption fee for shares redeemed within five business days of purchase.

See Notes to Financial Statements

31

EntrepreneurShares Series Trust

STATEMENT OF OPERATIONS

For the year ended June 30, 2014(1)(2)

INVESTMENT INCOME:	EntrepreneurShares Global Fund	Entrepreneur US All Cap Fund(1)	Entrepreneur US Large Cap Fund(2)
Dividend income*	$359,497	$638,026	$—
Interest income	—	1,148	—
	359,497	639,174	—
EXPENSES:
Investment advisory fees	309,047	507,506	—
Fund accounting fees	50,340	24,700	—
Administration fees	42,164	40,846	—
Directors' fees	36,809	12,984	—
Transfer agent and shareholder service fees	28,536	19,334	—
Custody fees	25,983	3,737	—
Professional fees	21,812	18,692	4,000
Federal and state registration fees	19,027	18,106	—
Printing and mailing fees	627	2,871	—
Other	19,182	10,214	—
Total expenses	553,527	658,990	4,000
Expense reimbursement	(133,223)	(83,817)	(4,000)
Net expenses	420,304	575,173	—
NET INVESTMENT INCOME (LOSS)	(60,807)	64,001	—
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss) on investment transactions	3,655,972	(743,262)	—
Net realized gain on foreign currency transactions	4,702	—	—
Change in unrealized appreciation (depreciation) on investments	185,231	9,225,058	(12,842)
Change in unrealized appreciation on foreign currency	188,468	—	—
Net gain (loss) on investments	4,034,373	8,481,796	(12,842)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$3,973,566	$8,545,797	$(12,842)
*Net of foreign tax withheld of:	$17,922	$—	$—

(1)	The Entrepreneur US All Cap Fund commenced operations on December 17, 2013.
(2)	The Entrepreneur US Large Cap Fund commenced operations on June 30, 2014.

See Notes to Financial Statements

32

EntrepreneurShares Series Trust

STATEMENT OF CHANGES IN NET ASSETS

	EntrepreneurShares Global Fund		Entrepreneur	Entrepreneur
			US All Cap Fund	US Large Cap Fund
	YEAR ENDED	YEAR ENDED	PERIOD FROM	PERIOD FROM
	JUNE 30, 2014	JUNE 30, 2013	DECEMBER 17, 2013[2]	JUNE 30, 2014[3] to
			to JUNE 30, 2014	JUNE 30, 2014

OPERATIONS:
Net investment income (loss)	$(60,807)	$(44,538)	$64,001	$—
Net realized gain (loss) on investment transactions	3,655,972	462,407	(743,262)	—
Net realized gain (loss) on foreign currency transactions	4,702	(3,899)	—	—
Change in unrealized appreciation (depreciation) on investments	185,231	2,990,109	9,225,058	(12,842)
Change in unrealized appreciation (depreciation) on foreign currency	188,468	(145,885)	—	—
Net increase (decrease) in net assets resulting from operations	3,973,566	3,258,194	8,545,797	(12,842)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail[1]	—	122,008	—	—
Proceeds from exchange of Retail shares - Institutional[1]	—	1,990,198	—	—
Proceeds from shares sold - Institutional	28,750	5,006,248	52,780,598	15,518,169
Proceeds from shares issued in transfer in-kind[4]	—	—	72,116,070	59,495,243
Proceeds from shares issued to holders in reinvestment of dividends - Retail[1]	—	16,726	—	—
Proceeds from shares issued to holders in reinvestment of dividends - Institutional	1,030,818	119,226	64,850	—
Payment for shares redeemed - Retail[1]	—	(2,542,321)	—	—
Payment for shares redeemed - Institutional	(1,863,166)	(1,066,975)	(20,000)	—
Payment for exchange to Institutional - Retail[1]	—	(1,990,198)	—	—
Net increase (decrease) from capital share transactions	(803,598)	1,654,912	124,941,518	75,013,412
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from ordinary income – Institutional	—	—	(64,850)	—
Distributions from realized gains – Retail[1]	—	(17,728)	—	—
Distributions from realized gains - Institutional	(1,320,303)	(147,720)	—	—
Total dividends and distributions	(1,320,303)	(165,448)	(64,850)	—
INCREASE IN NET ASSETS	1,849,665	4,747,658	133,422,465	75,000,570
NET ASSETS:
Beginning of Period	22,552,389	17,804,731	—	—
End of Period*	$24,402,054	$22,552,389	$133,422,465	$75,000,570
* Including undistributed net investment income (loss)of:	$—	$(42,232)	$(849)	$—

1 Retail Shares converted to Institutional shares on January 10, 2013. See Note 1 in Notes to the Financial Statements.

2 The Entrepreneur US All Cap Fund commenced operations on December 17, 2013. See Note 1 in Notes to the Financial Statements.

3 The Entrepreneur US Large Cap Fund commenced operations on June 30, 2014. See Note 1 in Notes to the Financial Statements.

s See Note 9.

See Notes to Financial Statements

33

EntrepreneurShares Global Fund

FINANCIAL HIGHLIGHTS

	EntrepreneurShares Global Fund
	YEAR		YEAR		YEAR		PERIOD FROM
	ENDED		ENDED		ENDED		NOV. 11, 2010(1)
	JUNE 30,		JUNE 30,		JUNE 30,		TO JUNE 30,
	2014		2013		2012		2011
Per Share Data:
Net asset value, beginning of period	$11.82		$10.15		$11.23		$10.00
Income (loss) from investment operations:
Net investment loss (2)	(0.03)		(0.02)		(0.01)		(0.04)
Net realized and unrealized gains (losses)on investments	2.10		1.77		(1.06)		1.29
Total from investment operations	2.07		1.75		(1.07)		1.25
Less distributions:
Dividends from net investment income	—		—		—		(0.02)
Distributions from net realized capital gains	(0.70)		(0.08)		(0.01)		—
Return of capital	—		—		(0.00	)(3)	—
Total distributions	(0.70)		(0.08)		(0.01)		(0.02)
Net asset value, end of period	$13.19		$11.82		$10.15		$11.23
Total return(4)	17.67%		17.33%		-9.55%		12.50	%(5)
Supplemental data and ratios:
Net assets, end of period (000's)	$24,402		$22,552		$15,606		$16,309
Ratio of expenses to average net assets	1.70	%(8)	1.71	%(8)(9)	1.70	%(8)	1.70	%(6)(7)(8)
Ratio of net investment loss to average net	-0.25	%(8)	-0.21	%(8)(10)	-0.13	%(8)	-0.60	%(6)(7)(8)
Portfolio turnover rate	63.88%		13.53%		18.83%		32.87	%(5)

(1)	The Fund commenced operations on November 11, 2010.
(2)	Net investment loss per share has been calculated based on average shares outstanding during the period.
(3)	Amount is less than $0.01 per share.
(4)	Total returns assumes reinvestment of dividends and would have been lower in the absence of the fees waived.
(5)	Not annualized.
(6)	Annualized.
(7)	Including interest expense increases the ratio by 0.07%.
(8)	Net of fees waived of 0.54%, 0.63%, 1.21% and 1.03% for the years ended June 30, 2014, 2013 and 2012 and the period ended June 30, 2011, respectively.
(9)	Includes expenses related to the Retail Class that was merged into the Institutional Class on January 10, 2013. In the absence of these expenses, the ratio would have been 1.70%.
(10)	Includes income and expenses attributed to the Retail Class that was merged into the Institutional Class on January 10, 2013. In the absence of these, the ratio would have been -0.20%.

See Notes to Financial Statements

34

Entrepreneur US All Cap Fund

FINANCIAL HIGHLIGHTS

	Entrepreneur US All Cap Fund
	PERIOD FROM
	DEC. 17, 2013(1)
	TO JUNE 30, 2014
Per Share Data:
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income (2)	0.01
Net realized and unrealized gains on investments	0.68
Total from investment operations	0.69
Less distributions:
Dividends from net investment income	(0.01)
Total distributions	(0.01)
Net asset value, end of period	$10.68
Total return(3)	6.85	%(4)
Supplemental data and ratios:
Net assets, end of period (000's)	$133,422
Ratio of expenses to average net assets	0.85	%(5)(6)
Ratio of net investment income to average net assets	0.09	%(5)(6)
Portfolio turnover rate	55.16	%(4)(7)

(1)	The Fund commenced operations on December 17, 2013.
(2)	Net investment income per share has been calculated based on average shares outstanding during the period.
(3)	Total returns assumes reinvestment of dividends and would have been lower in the absence of the fees waived.
(4)	Not annualized.
(5)	Annualized.
(6)	Net of fees waived of 0.12%, for the period ended June 30, 2014.
(7)	Excludes the value of portfolio securities received as a result of in-kind purchases of the Fund’s capital shares.

See Notes to Financial Statements

35

Entrepreneur US Large Cap Fund

FINANCIAL HIGHLIGHTS

	Entrepreneur US Large Cap Fund
	PERIOD FROM JUNE 30, 2014(1) TO JUNE 30, 2014
Per Share Data:
Net asset value, beginning of period	$10.00	(2)
Income (loss) from investment operations:
Net realized and unrealized gains (losses) on investments	(0.00	)(3)
Total from investment operations	—
Net asset value, end of period	$10.00
Total return(4)	0.00	%(5)
Supplemental data and ratios:
Net assets, end of period (000's)	$75,001
Ratio of expenses to average net assets	0.00	%(5)(6)(7)
Ratio of net investment loss to average net assets	0.00	%(5)(6)(7)
Portfolio turnover rate	0.00	%(5)(8)

(1)	The Fund commenced operations on June 30, 2014.
(2)	The initial purchase of shares of the US Large Cap Fund were executed that this price.
(3)	Amount is less than $0.01 per share.
(4)	Total returns assumes reinvestment of dividends and would have been lower if it had not assumed the expense reimbursement.
(5)	Not annualized.
(6)	Amount is based on a one-day fiscal year and is not indicative of future Fund expenses or income.
(7)	Net of expense reimbursement of less than 0.01% for the period ended June 30, 2014. Future net expenses will be limited by an expense limitation agreement through June 30, 2015 to the amount of 0.75% of average net assets as stated in the Fund's prospectus.
(8)	Excludes the value of portfolio securities received as a result of in-kind purchases of the Fund’s capital shares.

See Notes to Financial Statements

36

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS
June 30, 2014

1. ORGANIZATION

EntrepreneurSharesTM Series Trust, a Delaware statutory trust (the “Trust”), was formed on July 1, 2010, and has authorized capital of unlimited shares of beneficial interest. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is authorized to issue multiple series and classes of shares. EntrepreneurShares Global Fund (the “Global Fund”), the Entrepreneur US All Cap Fund (the “US All Cap Fund”), and the Entrepreneur US Large Cap Fund (the “US Large Cap Fund”), (each a “Fund”, together, the “Funds”) are each classified as “diversified” series, as defined in the 1940 Act. The Global Fund commenced operations on November 11, 2010. The US All Cap Fund commenced operations on December 17, 2013. The US Large Cap Fund commenced operation on June 30, 2014.

The investment goal of the Global Fund is to seek long-term capital appreciation. The Global Fund seeks these investment results through active principles-based securities selection. The Global Fund mainly invests in equity securities of global companies with market capitalizations that are above $200 million at the time of initial purchase and possess entrepreneurial characteristics, as determined by Weston Capital Advisors, the Global Fund’s investment advisor.

The investment goal of the US All Cap Fund is to seek long-term capital appreciation. The US All Cap Fund seeks investment results that exceed the performance, before fees and expenses, of the Russell 3000 Total Return Index. The US All Cap Fund will invest at least 80% of its assets in equity securities of US companies with market capitalization that are above $200 million at the time of initial purchase and possess entrepreneurial characteristics, as determined by Capital Impact Advisors, LLC, the US All Cap Fund’s investment advisor.

The investment goal of the US Large Cap Fund is to seek long-term capital appreciation. The US Large Cap Fund seeks investment results that exceed the performance, before fees and expenses, of the S&P 500 Index, through active principles-based securities selection. The US Large Cap Fund mainly invests in equity securities of US companies with market capitalizations that are above $5 billion at the time of initial purchase and possesses entrepreneurial characteristics, as determined by Capital Impact Advisors, LLC, the US Large Cap Fund’s investment advisor.

The Global Fund, US All Cap Fund and US Large Cap Fund all currently offer one share class, the Institutional Class. Effective June 29, 2012 the Global Fund ceased offering its Class A shares to the public. The remaining Class A shares were converted into Retail shares. Effective January 10, 2013 the Global Fund ceased offering its Retail shares to the public. The remaining Retail shares were converted into Institutional shares. As described in the each Fund’s prospectus, the Institutional Class shares do not have a 12b-1 fee.

2. SUMMARY OF SIGNIFICANT ACCOUNT POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

Investment Valuations

In determining the net asset value (NAV) of the Funds’ shares, securities that are listed on a national securities exchange (other than The Nasdaq OMX Group, Inc., referred to as NASDAQ) are valued at the last sale price on the day the valuation is made. Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market, are valued at the Nasdaq Official Closing Price. Securities price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid price. Unlisted securities held by the Funds are valued at the average of the quoted bid and ask prices in the OTC market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the EntrepreneurShares Series Trust Board of Trustees (the “Board”).

Short-term investments held with a remaining maturity of 60 days or less generally are valued at amortized cost, as the Board believes that this method of valuing short-term investments approximates fair value. Short-term investments with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, they are generally valued at amortized cost. There is no definitive set of circumstances under which the Funds may elect to use fair value procedures to value a security. Types of securities that the Funds may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including restricted

37

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2014

securities and private placements for which there is no public market; (b) options not traded on a securities exchange; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended, as permitted by the Securities and Exchange Commission (the SEC); (e) foreign securities, if an event or development has occurred subsequent to the close of the foreign market and prior to the close of regular trading on the New York Stock Exchange that would materially affect the value of the security; and (f) fixed income securities that have gone into default and for which there is not a current market value quotation.

Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Funds determines its NAV per share.

Securities that are not listed on an exchange are valued by the Fund’s investment advisor, under the supervision of the Board. There is no single standard for determining the fair value of a security. Rather, in determining the fair value of a security, the Fund’s investment advisor and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (1) the nature and pricing history (if any) of the security; (2) whether any dealer quotations for the security are available; (3) possible valuation methodologies that could be used to determine the fair value of the security; (4) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (5) whether the same or similar securities are held by other funds managed by the Advisors or other funds and the method used to price the security in those funds; (6) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by third parties independent of the Advisors; and (7) the liquidity or illiquidity of the market for the security.

Use of Estimates and Indemnifications

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

In the normal course of business the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown; however, the Trust has not had claims or losses pursuant to these contracts and the Trust expects any risk of loss to be remote.

Federal Income Tax

The Funds intend to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and net realized gains to shareholders.

The Funds have reviewed all open tax years and major jurisdictions and concluded that the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority for the year ended June 30, 2014. The Funds would recognize interest and penalties, if any, related to uncertain tax benefits in the Statement of Operations. During the year ended June 30, 2014, the Funds did not incur any interest or penalties. Open tax years are those that are open for exam by taxing authorities. As of June 30, 2014, open Federal tax years include the tax years ended June 30, 2012, 2013 and 2014 for the Global Fund and 2014 for the US All Cap Fund and US Large Cap Fund. The Funds have no examination in progress.

Fair Value Measurement

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

38

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2014

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2: Observable inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, these inputs may include quoted prices for the identical instrument on incentive market, quoted prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates, and similar data;

Level 3: Unobservable inputs for the assets or liabilities to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions that a market participant would use in valuing the asset or liability based on the best information available.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities and real estate investment trusts, closed-end mutual funds, and certain money market securities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. The tables below are a summary of the inputs used to value the Funds’ investments as of June 30, 2014.

Global Fund Investments at Value	Total	Level 1	Level 2	Level 3
Total Common Stock*	$21,423,058	$21,423,058	$—	$—
Total Real Estate Investment Trusts*	496,251	496,251	—	—
Total Closed-End Mutual Funds*	168,596	168,596	—	—
Total Money Market Funds	2,141,702	2,141,702	—	—
Total Investments	$24,229,607	$24,229,607	$—	$—

US All Cap Fund Investments at Value	Total	Level 1	Level 2	Level 3
Total Common Stock*	$124,334,445	$124,334,445	$—	$—
Total Real Estate Investment Trusts*	5,712,269	5,712,269	—	—
Total Closed-End Mutual Funds*	1,406,217	1,406,217	—	—
Total Money Market Funds	824,045	824,045	—	—
Total Investments	$132,276,976	$132,276,976	$—	$—

US Large Cap Fund
Investments at Value	Total	Level 1	Level 2	Level 3
Total Common Stock*	$72,719,670	$72,719,670	$—	$—
Total Closed-End Mutual Funds*	1,826,131	1,826,131	—	—
Total Investments	$74,545,801	$74,545,801	$—	$—

* For further information regarding security characteristics, please see the Schedule of Investments.

The Funds did not hold any Level 3 securities during the period ended June 30, 2014. There were no transfers of securities between levels during the period ended June 30, 2014. Transfers between levels are recognized at the end of the reporting period. The Funds did not hold any derivate instruments during the period ended June 30, 2014.

39

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2014

Distribution to Shareholders

The Funds intend to continue to distribute to their shareholders any net investment income and any net realized long or short-term capital gains, if any, at least annually. Distributions are recorded on ex-dividend date. The Funds may periodically make reclassifications among certain of its capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from generally accepted accounting principles.

Foreign Currency Transactions

The Funds’ books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. fair value of investment securities, assets and liabilities, purchases and sales of investment securities and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds isolate portions of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations reflected as net realized gain (loss) on foreign currency translation and change in unrealized appreciation (depreciation) on foreign currency.

Investment Transactions and Investment Income

Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Net realized gains or losses are determined using the best tax identification method.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day.

3. AGREEMENTS

Global Fund Investment Advisory Agreement

Western Capital Advisors, a related party of the Global Fund, oversees the performance of the Global Fund and is responsible for overseeing the management of the investment portfolio of the Global Fund. These services are provided under the terms of an investment advisory agreement between the Trust and Western Capital Advisors, pursuant to which Western Capital Advisors receives an annual advisory fee equal to 1.25% of the Global Fund’s average net assets.

Through November 1, 2014, the Advisor has agreed to waive and/or reimburse the Global Fund for its advisory fee, and to the extent necessary, bear other expenses, to limit the total annualized expenses (excluding borrowing and investment-related costs and fees, taxes, extraordinary expenses and fees and expenses of underlying funds) of the Institutional Class shares of the Global Fund to the amount of 1.70% per annum of net assets attributable to such shares of the Global Fund. Western Capital Advisors shall be permitted to recover expenses it has borne subsequent to the effective date of this agreement (whether through reduction of its advisory fee or otherwise) in later periods to the extent that the Global Fund’s expenses fall below the annual rates set forth above, given that such a rate is not greater than the rate that was in place at the time of the waiver, provided, however, that the Global Fund is not obligated to pay any such reimbursed fees more than three years after the end of the fiscal year in which the expense was borne by Western Capital Advisors. Western Capital Advisors has waived $133,223, which expires on June 30, 2017, $131,603, which expires on June 30, 2016, and $204,253, which expires on June 30, 2015.

Sub-Advisory services are provided to the Global Fund, pursuant to an agreement between Weston Capital Advisor and EntrepreneurShares, LLC (the “Sub-Advisor”). Under the terms of this sub-advisory agreement, Weston Capital Advisor, not the Global Fund, compensates the Sub-Advisor based on the Global Fund’s average net assets. Certain officers of Weston Capital Advisors are also officers of the Sub-Advisor. Mr. Shulman is a majority owner of both Weston Capital Advisors and the Sub-Advisor.

US All Cap Fund and US Large Cap Fund Investment Advisory Agreement

Capital Impact Advisors, LLC, a related party of the US All Cap Fund and the US Large Cap Fund, oversees the performance of the US All Cap Fund and the US Large Cap Fund and is responsible for overseeing the management of the investment portfolio of the US All Cap Fund and the US Large Cap Fund. These services are provided under the terms of investment advisory agreements between the Trust and Capital Impact Advisors, LLC, pursuant to which Capital Impact Advisors, LLC receives an annual advisory fee equal to 0.75% of the US All Cap Fund’s average net assets and 0.65% of the US Large Cap Fund’s average net assets.

Through November 1, 2014 for the US All Cap Fund and June 30, 2015 for the US Large Cap Fund, Capital Impact Advisors, LLC has agreed to waive and/or reimburse the US All Cap Fund and the US Large Cap Fund for its advisory fee, and to the extent

40

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2014

necessary, bear other expenses, to limit the total annualized expenses (excluding borrowing and investment-related costs and fees, taxes, extraordinary expenses and fees and expenses of underlying funds) of the Institutional Class shares of the US All Cap Fund to the amount of 0.85% per annum of net assets attributable to such shares of the US All Cap Fund and 0.75% per annum of net assets attributable to such shares of the US Large Cap Fund. Capital Impact Advisors, LLC shall be permitted to recover expenses it has borne subsequent to the effective date of this agreement (whether through reduction of its advisory fee or otherwise) in later periods to the extent that the US All Cap Fund or the US Large Cap Fund’s expenses fall below the annual rates set forth above, given that such a rate is not greater than the rate that was in place at the time of the waiver, provided, however, that the US All Cap Fund and the US Large Cap Fund are not obligated to pay any such reimbursed fees more than three years after the end of the fiscal year in which the expense was borne by Capital Impact Advisors, LLC. Capital Impact Advisors, LLC has waived $83,817 relating to the US All Cap Fund, which expires on June 30, 2017, and $4,000 relating to the US Large Cap Fund, which expires June 30, 2017.

4. DISTRIBUTION PLAN

The Trust has adopted distribution and service (Rule 12b-1) plans (the “Plan”) for the Funds’ Retail Class shares (not available for sale at this time) and Class A shares (not available for sale at this time) in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plan allows the Funds to use up to 0.25% of the average daily net assets attributable to the relevant classes of Funds’ shares, to pay sales, distribution, and other fees for the sale of that share class and for services provided to holders of that class of shares. Because these fees are paid out of the Funds’ assets, over time, these fees will increase the cost of an investment in Retail Class shares and Class A shares and may cost the shareholder more than paying other types of sales charges. The Funds’ Institutional Class shares are not subject to any distribution and service (Rule 12b-1) fees.

5. INCOME TAXES

The tax character of distributions paid during the periods ended June 30, 2014 and 2013 was as follows:

Global Fund
	Ordinary	Long-Term
	Income	Capital Gain	Return of Capital	Total
June 30, 2014	$174,622	$1,145,681	$—	$1,320,303
June 30, 2013	$—	$165,448	$—	$165,448

US All Cap Fund
	Ordinary	Long-Term
	Income	Capital Gain	Return of Capital	Total
June 30, 2014	$64,850	$—	$—	$64,850

US Large Cap Fund
	Ordinary	Long-Term
	Income	Capital Gain	Return of Capital	Total
June 30, 2014	$—	$—	$—	$—

The tax character of the distributions differs from the financial statements due to adjustments relating to REITs and partnerships.

Additionally, GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The following table shows the reclassifications made:

Global Fund

	Paid in	Accumulated Net	Accumulated Realized
Period Ended	Capital	Investment Loss	Gain (Loss)
June 30, 2014	$—	$103,039	$(103,039)
June 30, 2013	$(6,562)	$2,663	$3,899
41

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2014

US All Cap Fund

	Paid in	Accumulated Net	Accumulated Realized
Period Ended	Capital	Investment Loss	Gain (Loss)
June 30, 2014	$—	$-	$-

US Large Cap Fund

	Paid in	Accumulated Net	Accumulated Realized
Period Ended	Capital	Investment Loss	Gain (Loss)
June 30, 2014	$—	$-	$-

The permanent differences relate primarily to foreign currency reclassifications, partnership adjustments and reclassification of net operating losses.

As of June 30, 2014, the cost of investments, gross unrealized appreciation and depreciation of investments and distributable income for tax purposes are:

	Global Fund	US All Cap Fund	US Large Cap Fund
Cost of Investments	$20,865,921	$123,052,008	$74,558,643
Unrealized appreciation	5,120,586	12,005,070	14,398
Unrealized depreciation	(1,756,900)	(2,780,102)	(27,240)
Net unrealized appreciation (depreciation)	3,363,686	9,224,968	(12,842)
Undistributed ordinary income	96,137	—	—
Undistributed long-term capital gain	2,230,459	—	—
Distributable income	2,326,596	—	—
Other accumulated gain (losses)	87	(744,021)	—
Total accumulated gain (losses)	$5,690,369	$8,480,947	$(12,842)

The table above differs from the financial statements due to timing differences related to the deferral of losses due to wash sales. As of June 30, 2014, the Funds had no capital loss carry forwards which could be used to offset future gains.

At June 30, 2014 the Funds had deferred qualified late year ordinary losses of:

Global Fund	$—
US All Cap Fund	$1,573
US Large Cap Fund	$—

At June 30, 2014 the Funds had deferred qualified post October losses of:

Global Fund	$—
US All Cap Fund	$742,448
US Large Cap Fund	$—

42

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2014

6. CAPITAL SHARE TRANSACTIONS

The Trust has authorized capital of unlimited shares of no par value which may be issued in more than one class or series. Currently the Trust consists of three series, the Funds. Transactions in shares of the Funds were as follows:

	Year Ended June 30, 2014	Year Ended June 30, 2013
Global Fund
Institutional Class
Shares sold	2,220	281,076
Shares issued in reinvestment of dividends	80,533	10,978
Shares exchanged from Retail Class	—	178,347
Shares redeemed	(142,146)	(98,983)
Net increase (decrease)	(59,393)	371,418
Shares outstanding
Beginning of year	1,908,781	1,537,363
End of year	1,849,388	1,908,781
US All Cap Fund
Institutional Class
Shares sold	12,489,810
Shares issue in reinvestment of dividends	6,206
Shares redeemed	(1,951)
Net increase	12,494,065
Shares outstanding
Beginning of period*	—
End of period	12,494,065
US Large Cap Fund
Institutional Class
Shares sold	7,501,341
Share issue in reinvestment of dividends	—
Shares redeemed	—
Net increase	7,501,341
Shares outstanding
Beginning of period**	—
End of period	7,501,341

*The US All Cap Fund commenced operations on December 17, 2013.

** The US Large Cap Fund commenced operations on June 30, 2014.

7. RELATED PARTIES

At June 30, 2014, certain officers of the Trust were also employees of the Advisors. However, these officers were not compensated directly by the Funds. In addition, refer to Note 3, agreements.

8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. At June 30, 2014, for the benefit of its shareholders, FP Capital EntrepreneurShares, an affiliate of the Global Fund, held 75.98% of the total Global Fund shares outstanding. At June 30, 2014, for the benefit of its shareholders, MAC & Co., an affiliate of the US All Cap Fund, held 97.56% of the total US All Cap Fund shares outstanding. At June 30, 2014, for the benefit of its shareholders, MAC & Co., an affiliate of the US Large Cap Fund, held 100.00% of the total US Large Cap Fund shares outstanding.

43

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2014

9. INVESTMENT TRANSACTIONS

During the period ended June 30, 2014, the aggregate purchases and sales of securities (excluding in-kind transactions and short-term investments) were:

	Global Fund	US All Cap Fund	US Large Cap Fund
Purchases:	$14,516,649	$94,419,633	$15,063,400
Sales:	$15,786,492	$43,461,553	$—

US All Cap Fund

On December 17, 2013, the Fund accepted, in accordance with the Rule 17a-7 procedures adopted by the Trust, securities eligible for investment by the Fund as consideration for the Fund shares issued (“transfer in-kind”) for the net transfer in-kind of $72,116,070, which is excluded from the purchase and sales information above.

US Large Cap Fund

On June 30, 2014, the Fund accepted, in accordance with the Rule 17a-7 procedures adopted by the Trust, securities eligible for investment by the Fund as consideration for the Fund shares issued (“transfer in-kind”) for the net transfer in-kind of $59,495,243, which is excluded from the purchase and sales information above. This was comprised of investments with fair value as of June 30, 2014 (the last business day of the period) of $59,495,243, as the transaction was effective and recorded on June 30, 2014 and settled on July 2, 2014.

10. FOREIGN INVESTMENT RISK

The Global Fund generally invests a significant portion of its total assets in securities principally traded in markets outside the U. S. The foreign markets in which the Global Fund invests in are sometimes open on days when the NYSE is not open and the Global Fund does not calculate its net asset value (NAV), and sometimes are not open on days when the Global Fund does calculate it’s NAV. Even on days on which both the foreign market and the NYSE were open, several hours may have passed between the time when trading in the foreign market closed and the time as of which the Global Fund calculates it’s NAV. That was generally the case for markets in Europe, Asia, Australia and other far eastern markets; the regular closing time of foreign markets in North and South America was generally the same as the closing time of the NYSE and the time as of which the Global Fund calculate its NAV.

Foreign stocks, as an asset, class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investment in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risk including less liquidity, high inflation rates, unfavorable economic practices and political instability. The risks of foreign investments are typically greater in emerging and less developed markets.

11. SUBSEQUENT EVENTS EVALUATION

In preparing the financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosure and/or adjustments.

44

EntrepreneurShares Series Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of EntrepreneurSharesTM Series Trust

and the Shareholders of EntrepreneurSharesTM Global Fund, Entrepreneur US All Cap FundTM and Entrepreneur US Large Cap FundTM

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of EntrepreneurSharesTM Global Fund, as of June 30, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period ended June 30, 2014 and the period November 11, 2010 (commencement of operations) to June 30, 2011. We have also audited the accompanying statement of assets and liabilities, including the schedule of investments, of Entrepreneur US All Cap FundTM, as of June 30, 2014, and the related statements of operations, changes in net assets, and the financial highlights for the period from December 17, 2013 (commencement of operations) to June 30, 2014. We have also audited the accompanying statement of assets and liabilities, including the schedule of investments, of Entrepreneur US Large Cap FundTM, as of June 30, 2014, and the related statements of operations, changes in net assets and financial highlights for the period from June 30,2014 (commencement of operations) to June 30, 2014. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2014, by correspondence with the custodian or brokers or by other appropriate audit procedures, where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of EntrepreneurSharesTM Global Fund, Entrepreneur US All Cap FundTM and Entrepreneur US Large Cap FundTM as of June

30, 2014, and the results of their operations, the changes in their net assets, and the financial highlights, for each respective periods referred to above, in conformity with accounting principles generally accepted in the United States of America.

/s/ McGladrey LLP

Boston, Massachusetts

August 28, 2014

45

EntrepreneurShares Series Trust

ADDITIONAL INFORMATION (Unaudited)

1. APPROVAL OF INVESTMENT ADVISORY AGREEMENT DISCLOSURE US LARGE CAP FUND

On May 8, 2014, the Board of Trustees of EntrepreneurShares Series Trust approved the investment advisory agreement between the Entrepreneur US Large Cap Fund (the “US Large Cap Fund”) and Capital Impact Advisors, LLC.

Prior to approving the agreements, the Board considered:

•	The nature, extent and quality of the services to be provided by the Advisor and Sub-Advisor.
•	The investment performance of other funds and strategies managed by the portfolio manager.
•	The cost of the services provided and profits realized by Capital Impact Advisors, LLC from its relationship with the Fund.
•	The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect any such economies of scale.
•	The expense ratio of the Fund.

First the Board discussed the information presented in comparison to the proposed fees for the US Large Cap Fund. The Board noted that the presentation used the Morningstar Large Cap Growth Fund peer group. The peer group was selected by picking an asset range that puts the US Large Cap Fund in the middle of the group. The Large Cap Growth Fund peer group with an asset range of $50 to $150 million was used. The Board considered the overall estimated expense structure of the US Large Cap Fund. It noted that the expense ratio, which is proposed to be 0.75%, was lower than the average of the peer groups, which was shown as 0.98%. After some discussion, the Board concluded that the anticipated expense ratio was reasonable.

The Board then discussed the proposed advisory fees for the US Large Cap Fund. After some discussion by the Board, it was noted that the US Large Cap Fund’s advisory fees, which were proposed to be 0.65%, were proposed to be less than the industry average, which was 0.71%. The Board also considered the imposition of an expense limitation agreement. After some discussion, the Board concluded that the advisory expenses were reasonable.

The Board was unable to review performance information because the US Large Cap Fund has not yet opened, but the Board did consider the fact that Dr. Shulman would be the portfolio manager of the US Large Cap Fund and using substantially the same methodology as the Global Fund and US All Cap Fund, but in a different market segment.

The Board also considered other benefits to be realized by Capital Impact Advisors, LLC. They noted that there would be no monetary benefits, but that the name recognition could help the Capital Impact Advisors, LLC to gain future business.

The Board then determined that they quality of the review and the materials was adequate. They noted that they did not place more emphasis on any one particular aspect of the discussion, but considered them together.

46

EntrepreneurShares Series Trust

ADDITIONAL INFORMATION (Unaudited)

2. ADDITIONAL DISCLOSURE REGARDING FUND TRUSTEES AND OFFICERS

Name, Address and Birth Year	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years

Dr. Stephen Sohn 40 Grove St. Suite 200 Wellesly Hills, MA 02482	Trustee	Since 2010	Chairman – Quantum Aesthetic Surgery Inc.	1	None

Thomas T. Stallkamp 40 Grove St. Suite 200 Wellesly Hills, MA 02482 Birth year: 1947	Trustee	Since 2010	Founder/Principal Collaborative Management; Former CEO Chairman – MSX International (automotive consulting) (2003 to 2004).

George R. Berbeco 40 Grove St. Suite 200 Wellesly Hills, MA 02482 Birth year: 1944	Trustee	Since 2010	Chairman – Bay Colony Development Corporation; Former President – Devon Group and General Partner – Devon Capital Partners, LP. (information systems consulting) (2005 to 2009).

Joel M. Shulman, CFA(2) 40 Grove St. Suite 200 Wellesly Hills, MA 02482 Birth year: 1955	President and Trustee	Since 2010	Member of the Advisor and the Sub-Advisor since 2010; Chief Executive Officer of the Sub-Advisor since 2010; Tenured professor at Babson College.	1	None

David Cragg 40 Grove St. Suite 200 Wellesly Hills, MA 02482 Birth year: 1969	Secretary, Treasurer and Chief Compliance Officer	Since 2010	Member and Chief Compliance Officer the Advisor since 2010. Former Chief Financial Officer and Chief Operating Officer of the Leuthold Group (institutional research) (1999 to 2009).	N/A	N/A

(1)	Each Trustee serves an indefinite term until the election of a successor. Each officer serves an indefinite term, renewed annually, until the election of a successor.
(2)	Dr. Shulman is considered an interested Trustee within the meaning of the 1940 Act because of his affiliation with the Advisor and the Sub-Advisor.

The Statement of Additional Information includes additional information about the Fund’s Trustees and is available free of charge upon request by call the Fund toll free at (877) 271-8811.

3. SHAREHOLDER NOTIFICATION OF FEDERAL TAX STATUS

Global Fund

For the year ended June 30, 2014, 77.09% of dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders.

The Global Fund designates 100.00% of their ordinary income distributions for the fiscal period as qualified dividend income under the Jobs and Growth Tax Reconciliation Act of 2003.

The Global Fund designates 0.00% of its ordinary income distributions as short-term capital gain distribution under Internal Revenue

Code Section 871(k)(2)(c).

47

EntrepreneurShares Series Trust

ADDITIONAL INFORMATION (Unaudited)

US All Cap Fund

For the year ended June 30, 2014, 100.00% of dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders.

The US All Cap Fund designates 100.00% of their ordinary income distributions for the fiscal period as qualified dividend income under the Jobs and Growth Tax Reconciliation Act of 2003.

The US All Cap Fund designates 0.00% of its ordinary income distributions as short-term capital gain distribution under Internal

Revenue Code Section 871(k)(2)(c).

4. AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS SCHEDULES

The Funds are required to file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Once filed, the Funds’ Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and may be available by calling 1.877.271.8811. You may also obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

5. PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1.877.271.8811 and on the SEC’s website (http://www.sec.gov). The Funds are required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30.

Once filed, the information is available, without charge, upon request, by calling 1.877.271.8811 and on the SEC’s website (http://www.sec.gov).

48

Global Fund Investment Advisor

Weston Capital Advisors, LLC

470 Atlantic Avenue, Suite #400

Boston, MA 02210

Entrepreneur Global Fund Investment Sub-Advisor

EntrepreneurShares, LLC

470 Atlantic Avenue, Suite #400

Boston, MA 02210

Entrepreneur US All Cap Fund and Entrepreneur US Large Cap Fund Investment Advisor

Capital Impact Advisors, LLC

470 Atlantic Avenue, Suite #400

Boston, MA 02210

Independent Public Accounting Firm

McGladrey LLP

80 City Square

Boston, MA 02129

Custodian

U.S. Bank, N.A.

1555 N. RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

Rafferty Capital Markets, LLC

59 Hilton Ave. Garden City, NY 11530

Administrator, Transfer Agent
And Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-877-271-8811.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including a review of excise tax calculation and annual distribution requirements. There were no “Other Services” provided by the principal account. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2014 McGladrey, LLP	FYE 6/30/2013 McGladrey, LLP
Audit Fees	$34,000	$17,500
Audit-Related Fees	$0	$0
Tax Fees	$5,500	$2,500
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by McGladrey, LLP for the fiscal year ended June 30, 2014 and for the fiscal year ended June 30, 2013 applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2014 McGladrey, LLP	FYE 6/30/2013 McGladrey, LLP
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 6/30/2014 McGladrey, LLP	FYE 6/30/2013 McGladrey, LLP
Registrant	$5,500	$2,500
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to Registrant’s form N-CSR filed September 9, 2011.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EntrepreneurShares Series Trust

By (Signature and Title)*_ /s/ Dr. Joel M. Shulman

Dr. Joel M. Shulman, President

Date September 4, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _/s/ Dr. Joel M. Shulman

Dr. Joel M. Shulman, President

Date_September 4, 2014

By (Signature and Title)* _/s/ David Cragg

David Cragg, Treasurer

Date  September 4, 2014

* Print the name and title of each signing officer under his or her signature.